REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS/RESTATEMENT (Tables)	4 Months Ended
Dec. 31, 2020
JAWS Spitfire Acquisition Corporation
Reclassification [Line Items]
Schedule of restatement impact	The following presents a reconciliation of the balance sheet, statement of cash flows, and statement of operations from the prior period as previously reported to the restated amounts as of December 31, 2020. The statement of shareholders’ equity for the period from September 11, 2020 to December 31, 2020 has been restated respectively, for the restatement impact to net income (loss) and ordinary shares subject to possible redemption:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 7, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,683,050	43,147,500	55,830,550
Ordinary shares subject to possible redemption	329,793,740	(43,147,500)	286,466,240
Class A ordinary shares	152	432	584
Accumulated deficit	(5,000)	(1,583,878)	(1,588,878)
Additional paid-in-capital	5,003,995	1,583,447	6,587,441
Total Shareholder’s Equity	5,000,010	—	5,000,010
Balance sheet as of December 31, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,779,640	43,147,500	55,927,140
Ordinary shares subject to possible redemption	329,615,170	(43,147,500)	286,467,670
Class A ordinary shares	154	431	585
Accumulated deficit	(183,573)	(1,583,878)	(1,767,451)
Additional paid-in-capital	5,182,563	1,583,447	6,766,010
Total Shareholder's Equity	5,000,007	—	5,000,007
Net loss from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)
Basic and diluted net loss per share, Class B	(0.02)	(0.21)	(0.23)
Cash flow from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)